Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses and other current assets
Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following at year end:

	2018	2017
Prepaid taxes	$74,538	$48,076
Prepaid expenses	21,868	27,478
Promotion items and related advances	12,417	17,683
Others	407	967
	$109,230	$94,204